UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2014 – September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

September 30, 2014

JNL/PPM America Low Duration Bond Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 34.3%
AEP Texas Central Transition Funding III LLC
0.88%, 12/01/18	$399,846	$400,508
1.98%, 06/01/21	4,000,000	3,964,292
American Express Credit Account Master Trust
0.99%, 03/15/18	3,300,000	3,309,029
0.77%, 05/15/18	5,100,000	5,102,341
1.26%, 01/15/20	1,340,000	1,334,857
American Express Issuance Trust II, 0.60%, 02/15/19 (a)	455,000	452,639
AmeriCredit Automobile Receivables Trust
2.85%, 08/08/16	1,007,912	1,013,139
4.20%, 11/08/16	183,000	183,496
2.86%, 01/09/17	1,000,000	1,008,251
1.78%, 03/08/17	525,000	527,970
1.31%, 11/08/17	1,018,000	1,022,191
0.96%, 04/09/18	400,000	400,925
Bank of America Credit Card Trust, 5.17%, 06/15/19	1,500,000	1,635,031
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (a)	489,000	538,299
5.69%, 06/11/50 (a)	2,737,000	2,991,645
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.45%, 12/11/40 (a)	1,091,000	1,137,086
5.47%, 01/12/45 (a)	1,097,628	1,188,572
California Republic Auto Receivables Trust
1.09%, 11/15/18	2,500,000	2,502,387
1.23%, 03/15/19	2,453,068	2,466,281
1.79%, 03/16/20	1,458,000	1,453,816
Capital One Multi-Asset Execution Trust, 0.96%, 09/16/19	5,000,000	4,985,120
CarMax Auto Owner Trust
2.00%, 05/16/16	410,000	410,808
2.59%, 08/15/16	550,000	551,489
2.08%, 03/15/18	310,000	315,858
0.97%, 04/16/18	3,000,000	3,010,821
1.16%, 06/17/19	1,826,000	1,822,264
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/18	7,155,863	7,173,925
Chase Issuance Trust
0.40%, 04/15/19 (a)	5,000,000	4,977,475
0.61%, 04/15/19 (a)	3,000,000	2,980,662
1.58%, 08/16/21	500,000	485,049
REMIC, 1.35%, 05/15/17 (a)	500,000	503,401
Chrysler Capital Auto Receivables Trust, 0.83%, 09/17/18 (b)	3,296,000	3,289,016
Citibank Credit Card Issuance Trust
5.50%, 03/24/17	1,375,000	1,406,790
1.02%, 02/22/19	7,965,000	7,930,958
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	4,000,000	4,290,492
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.40%, 07/15/44 (a)	2,102,000	2,174,044
CNH Equipment Trust
1.75%, 05/16/16	204,977	205,091
2.04%, 10/17/16	703,072	705,853
0.99%, 11/15/18	1,960,000	1,941,739
1.01%, 02/18/20	6,625,000	6,595,903
COMM Mortgage Trust REMIC, 0.72%, 03/10/46	946,774	944,298
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a)	257,027	263,734
Dell Equipment Finance Trust
0.94%, 06/22/20 (b)	290,000	289,841
1.36%, 06/22/20 (b)	100,000	99,954
Discover Card Execution Note Trust, 1.04%, 04/15/19	6,294,000	6,290,343
Ford Credit Auto Owner Trust
2.27%, 01/15/17	2,000,000	2,037,016
3.21%, 07/15/17	119,000	121,090
1.54%, 03/15/19	2,500,000	2,495,957
1.71%, 05/15/19	415,000	412,133
1.90%, 09/15/19	185,000	183,430
1.95%, 02/15/20	1,549,000	1,547,607
Ford Credit Floorplan Master Owner Trust
1.50%, 09/15/18	1,000,000	1,010,234
1.20%, 02/15/19	3,111,000	3,100,597
GE Equipment Midticket LLC
0.95%, 03/22/17	2,000,000	2,006,708
1.14%, 05/22/18	3,000,000	2,997,186
GE Equipment Small Ticket LLC, 1.39%, 07/24/20 (b)	2,000,000	2,017,756
GE Equipment Transportation LLC
0.97%, 04/23/18	1,112,000	1,111,427
1.23%, 03/24/21	375,000	373,140
1.30%, 10/25/21	5,000,000	4,996,940
1.48%, 08/23/22	801,000	797,672
GreatAmerica Leasing Receivables Funding LLC
0.61%, 05/15/15 (b)	457,251	457,271
2.34%, 04/15/16 (b)	347,507	348,063
0.78%, 06/15/16 (b)	785,000	785,976
0.89%, 07/15/17 (b)	3,846,000	3,841,000
1.16%, 05/15/18 (b)	1,358,000	1,360,727
1.47%, 08/15/20 (b)	435,000	432,361
Huntington Auto Trust, 1.07%, 02/15/18	275,000	275,807
Hyundai Auto Receivables Trust
2.10%, 06/15/17	1,823,000	1,858,899
0.90%, 12/17/18	2,988,000	2,988,424
John Deere Owner Trust
1.07%, 11/15/17	3,500,000	3,492,146
0.92%, 04/16/18	1,000,000	998,725
LB-UBS Commercial Mortgage Trust REMIC, 5.06%, 09/15/40 (a)	575,000	590,904
MMCA Auto Owner Trust
1.57%, 08/15/17 (b)	336,452	338,960
1.21%, 12/16/19 (b)	3,405,000	3,402,851
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	2,503,801	2,671,661
5.83%, 06/11/42 (a)	4,000,000	4,392,872
4.98%, 06/12/47 (a)	535,000	547,506
Nissan Auto Receivables Owner Trust, 0.72%, 08/15/18	1,000,000	997,526
Porsche Financial Auto Securitization Trust, 0.67%, 01/23/18 (b)	1,200,000	1,198,600
Sierra Receivables Funding Co. LLC, 2.38%, 03/20/29 (b)	1,515,612	1,538,388
Sierra Timeshare Receivables Funding LLC
3.51%, 11/20/25 (b)	591,640	601,486
3.37%, 07/20/28 (b)	813,494	833,515
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (a) (b)	2,140,488	2,135,186
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (b)	1,252,000	1,248,700
Wachovia Bank Commercial Mortgage Trust REMIC, 5.61%, 07/15/41 (a)	2,319,541	2,324,465

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Westlake Automobile Receivables Trust, 1.12%, 01/15/18 (b)	2,599,652	2,605,733
World Omni Auto Receivables Trust, 2.48%, 12/15/17	755,000	757,828

Total Non-U.S. Government Agency Asset-Backed Securities (cost $164,926,458)		164,512,156

CORPORATE BONDS AND NOTES - 53.0%
CONSUMER DISCRETIONARY - 4.2%
Dollar General Corp., 1.88%, 04/15/18 (c)	2,000,000	1,926,540
GLP Capital LP, 4.38%, 11/01/18 (c)	1,037,000	1,052,555
Home Depot Inc., 2.00%, 06/15/19 (c)	3,500,000	3,477,071
KB Home, 4.75%, 05/15/19 (c)	2,074,000	2,016,965
Time Warner Cable Inc., 6.75%, 07/01/18	4,500,000	5,233,122
Toll Brothers Finance Corp., 4.00%, 12/31/18	2,077,000	2,074,404
Toyota Motor Credit Corp., 2.13%, 07/18/19 (c)	2,000,000	1,993,914
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (b)	2,000,000	2,115,000
		19,889,571
CONSUMER STAPLES - 2.7%
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	3,232,000	3,341,167
ConAgra Foods Inc., 1.30%, 01/25/16 (c)	3,000,000	3,012,009
Kimberly-Clark Corp., 1.90%, 05/22/19	2,500,000	2,474,498
Mondelez International Inc., 2.25%, 02/01/19	2,500,000	2,482,297
WM Wrigley Jr. Co.
1.40%, 10/21/16 (b)	909,000	913,466
2.00%, 10/20/17 (b)	468,000	472,414
		12,695,851
ENERGY - 0.6%
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)	848,000	848,000
Plains Exploration & Production Co., 6.50%, 11/15/20	2,000,000	2,190,240
		3,038,240
FINANCIALS - 32.1%
Abbey National Treasury Services Plc, 2.35%, 09/10/19	2,308,000	2,285,326
ABN AMRO Bank NV, 4.25%, 02/02/17 (b)	5,000,000	5,316,000
AerCap Ireland Capital Ltd., 2.75%, 05/15/17 (b)	1,198,000	1,169,548
Ally Financial Inc., 4.63%, 06/26/15	1,250,000	1,267,375
American Express Credit Corp.
0.74%, 07/29/16 (a)	500,000	502,639
1.13%, 06/05/17	3,000,000	2,979,117
Ameriprise Financial Inc., 5.65%, 11/15/15	1,391,000	1,466,353
Bank of America Corp.
1.70%, 08/25/17	2,577,000	2,568,947
6.00%, 09/01/17 (c)	3,000,000	3,341,163
2.00%, 01/11/18	1,500,000	1,493,709
Bank of Montreal, 2.38%, 01/25/19	1,600,000	1,612,960
Bank of Nova Scotia, 0.65%, 12/13/16 (a)	700,000	702,909
Caisse Centrale Desjardins, 1.55%, 09/12/17 (b)	3,000,000	2,998,182
Capital One Bank USA NA
2.25%, 02/13/19	3,000,000	2,973,693
2.40%, 09/05/19	2,627,000	2,600,092
Capital One Financial Corp., 1.00%, 11/06/15	630,000	631,731
Citigroup Inc.
1.70%, 07/25/16	2,000,000	2,020,128
1.35%, 03/10/17	2,000,000	1,993,712
CNH Capital LLC, 3.88%, 11/01/15	4,250,000	4,276,562
Commonwealth Bank of Australia
1.40%, 09/08/17	2,500,000	2,489,210
2.25%, 03/13/19	3,000,000	2,998,386
Compass Bank, 1.85%, 09/29/17	2,000,000	1,999,934
Corp. Andina de Fomento, 1.50%, 08/08/17	2,250,000	2,263,086
Daimler Finance North America LLC, 1.38%, 08/01/17 (b)	3,500,000	3,483,952
Discover Bank, 2.00%, 02/21/18	3,000,000	2,986,047
Equity One Inc., 6.00%, 09/15/16	200,000	217,055
ERP Operating LP, 2.38%, 07/01/19	2,000,000	1,987,684
Fifth Third Bancorp, 3.63%, 01/25/16	1,000,000	1,035,140
Fifth Third Bank, 2.38%, 04/25/19	3,000,000	3,004,839
First Horizon National Corp., 5.38%, 12/15/15	5,096,000	5,340,771
First Tennessee Bank NA, 5.05%, 01/15/15	2,000,000	2,023,342
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (c)	1,500,000	1,500,314
2.50%, 01/15/16	2,000,000	2,036,682
1.50%, 01/17/17 (c)	2,000,000	1,996,802
1.68%, 09/08/17 (c)	3,000,000	2,985,750
General Electric Capital Corp., 5.40%, 02/15/17 (c)	2,500,000	2,738,018
General Motors Financial Co. Inc., 3.00%, 09/25/17 (c)	1,500,000	1,515,000
Goldman Sachs Group Inc.
5.35%, 01/15/16 (c)	2,000,000	2,113,140
2.38%, 01/22/18	5,000,000	5,047,895
HCP Inc., 6.30%, 09/15/16	1,500,000	1,649,985
Hospitality Properties Trust, 5.63%, 03/15/17	935,000	1,013,593
Huntington National Bank, 1.30%, 11/20/16	1,875,000	1,876,498
JPMorgan Chase & Co., 1.36%, 09/22/15 (a)	1,615,000	1,628,342
KFW, 0.50%, 07/15/16	2,193,000	2,188,814
Mack-Cali Realty LP, 5.13%, 01/15/15	2,444,000	2,474,029
Mid-America Apartments LP, 5.50%, 10/01/15	2,245,000	2,346,404
Mizuho Bank Ltd., 1.70%, 09/25/17 (b) (c)	3,000,000	2,997,300
Morgan Stanley
5.55%, 04/27/17	4,000,000	4,379,708
2.38%, 07/23/19	2,000,000	1,967,926
National Australia Bank Ltd., 2.25%, 07/01/19 (b)	2,250,000	2,232,542
PNC Funding Corp., 4.25%, 09/21/15	2,000,000	2,071,060
Prologis International Funding II, 4.88%, 02/15/20 (b)	900,000	963,344
Regions Financial Corp., 5.75%, 06/15/15	2,000,000	2,063,716
Royal Bank of Canada, 2.20%, 09/23/19	3,000,000	2,994,807
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	6,000,000	6,088,920
Royal Bank of Scotland Plc, 4.38%, 03/16/16 (c)	260,000	272,423
Santander Holdings USA Inc.
3.00%, 09/24/15	2,000,000	2,040,940
4.63%, 04/19/16	2,000,000	2,106,604
SLM Corp., 3.88%, 09/10/15	3,612,000	3,645,862
SunTrust Bank, 1.35%, 02/15/17	4,000,000	3,997,380
Toronto-Dominion Bank, 2.25%, 09/25/19 (b)	2,500,000	2,503,020
USAA Capital Corp., 2.13%, 06/03/19 (b)	2,800,000	2,796,004
Wells Fargo & Co.
0.76%, 07/20/16 (a)	500,000	502,875
1.15%, 06/02/17	2,000,000	1,987,424
2.13%, 04/22/19 (c)	3,500,000	3,458,259
		154,210,972
HEALTH CARE - 3.2%
Actavis Funding SCS, 1.30%, 06/15/17 (b)	2,000,000	1,962,792
Medco Health Solutions Inc., 2.75%, 09/15/15	1,500,000	1,528,413
Mylan Inc., 1.35%, 11/29/16	4,000,000	3,999,188
Perrigo Co. Plc, 1.30%, 11/08/16 (b)	1,564,000	1,565,309
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	1,307,000	1,309,286
Ventas Realty LP, 1.55%, 09/26/16	1,895,000	1,907,879
Zoetis Inc., 1.15%, 02/01/16 (c)	3,000,000	3,006,345
		15,279,212

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
INDUSTRIALS - 3.0%
Cobham Plc, 2.68%, 10/28/17 (d) (e)	2,500,000	2,497,660
Eaton Corp., 1.50%, 11/02/17	3,000,000	2,987,322
John Deere Capital Corp., 1.55%, 12/15/17	2,500,000	2,502,965
Penske Truck Leasing Co. LP, 3.75%, 05/11/17 (b)	2,000,000	2,102,934
Ryder System Inc., 2.45%, 09/03/19	2,500,000	2,486,550
Tyco Electronics Group SA, 0.44%, 01/29/16 (a)	2,000,000	2,000,926
		14,578,357
INFORMATION TECHNOLOGY - 1.2%
Hewlett-Packard Co., 2.75%, 01/14/19	2,500,000	2,539,635
Oracle Corp., 2.25%, 10/08/19	2,250,000	2,241,216
Sanmina Corp., 4.38%, 06/01/19 (b)	1,151,000	1,127,980
		5,908,831
MATERIALS - 3.0%
Anglo American Capital Plc, 1.18%, 04/15/16 (a) (b)	1,216,000	1,222,846
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (b) (c)	2,500,000	2,518,750
LyondellBasell Industries NV, 5.00%, 04/15/19	2,500,000	2,760,295
Martin Marietta Materials Inc., 1.33%, 06/30/17 (a) (b)	1,051,000	1,055,530
Monsanto Co., 2.13%, 07/15/19 (c)	5,000,000	4,974,640
Yara International ASA, 5.25%, 12/15/14 (b)	2,000,000	2,018,564
		14,550,625
TELECOMMUNICATION SERVICES - 1.7%
America Movil SAB de CV, 5.75%, 01/15/15	4,000,000	4,055,800
PAETEC Holding Corp., 9.88%, 12/01/18 (c)	1,006,000	1,063,845
Verizon Communications Inc., 1.35%, 06/09/17	3,000,000	2,985,753
		8,105,398
UTILITIES - 1.3%
AES Corp., 3.23%, 06/01/19 (a)	1,049,000	1,033,265
Pepco Holdings Inc., 2.70%, 10/01/15	2,670,000	2,716,050
Southern California Edison Co., 1.13%, 05/01/17	1,517,000	1,511,777
Southern Co., 2.38%, 09/15/15	900,000	915,089
		6,176,181
Total Corporate Bonds and Notes (cost $255,016,337)		254,433,238

GOVERNMENT AND AGENCY OBLIGATIONS - 11.0%
GOVERNMENT SECURITIES - 5.8%
Federal Home Loan Bank - 1.0% (f)
Federal Home Loan Bank, 2.00%, 09/09/16	4,835,000	4,960,937
Federal Home Loan Mortgage Corp. - 0.4% (f)
Federal Home Loan Mortgage Corp., 0.88%, 02/22/17	2,000,000	1,999,016
Federal National Mortgage Association - 0.3% (f)
Federal National Mortgage Association, 1.13%, 04/27/17	1,200,000	1,206,076
Sovereign - 0.4%
Korea Land & Housing Corp., 1.88%, 08/02/17 (b)	1,905,000	1,909,183
U.S. Treasury Securities - 3.7%
U.S. Treasury Note
0.50%, 08/31/16 (c)	2,625,000	2,622,128
0.63%, 05/31/17	750,000	743,554
0.88%, 06/15/17 - 08/15/17	8,197,000	8,165,754
1.00%, 09/15/17 (c)	2,500,000	2,496,290
0.75%, 10/31/17	2,600,000	2,567,500
1.25%, 10/31/18 (g)	1,400,000	1,382,609
		17,977,835
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.2%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	294,172	314,145
REMIC, 3.00%, 02/15/39	1,658,510	1,705,436
		2,019,581
Federal National Mortgage Association - 3.8%
Federal National Mortgage Association
1.00%, 09/27/17	3,125,000	3,112,078
4.00%, 04/01/26 - 01/01/31	4,446,667	4,748,074
4.50%, 05/01/26	243,403	260,873
3.50%, 03/01/27	2,962,550	3,126,428
2.50%, 12/15/29, TBA (g)	2,250,000	2,251,802
2.76%, 02/01/44 (a)	2,302,847	2,367,756
REMIC, 4.00%, 09/25/29	105,000	110,269
REMIC, 3.50%, 12/25/30	2,160,950	2,245,279
		18,222,559
Government National Mortgage Association - 1.0%
Government National Mortgage Association
2.50%, 11/20/42 (a)	741,285	760,607
3.00%, 03/20/44 (a)	2,341,554	2,430,794
REMIC, 4.50%, 11/20/39	1,442,677	1,540,093
		4,731,494
Total Government and Agency Obligations (cost $52,916,068)		53,026,681

SHORT TERM INVESTMENTS - 6.6%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (h) (i)	10,072,596	10,072,596
Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (h) (i)	21,624,308	21,624,308
Total Short Term Investments (cost $31,696,904)		31,696,904
Total Investments - 104.9% (cost $504,555,767)		503,668,979
Other Assets and Liabilities, Net - (4.9%)		(23,645,046)
Total Net Assets - 100.0%		$480,023,933

(a)	Variable rate security. Rate stated was in effect as of September 30, 2014.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $71,118,043 which represented 14.8% of net assets.

(c)	All or a portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 820 “Fair Value Measurements and Disclosures” based on applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(g)	All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2014, the total payable of investments purchased on a delayed delivery basis was $3,635,263.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

JNL/PPM America Total Return Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.1%
American Airlines Pass Through-Trust, 4.95%, 01/15/23	$1,584,923	$1,695,867
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a) (b)	3,094,470	3,187,304
American Express Credit Account Master Trust, 0.99%, 03/15/18	477,000	478,305
American Tower Trust I, 3.07%, 03/15/23 (c)	6,596,000	6,476,639
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,083,598
4.26%, 02/08/17	158,000	161,703
1.59%, 07/10/17	473,000	475,808
1.31%, 11/08/17	606,000	608,495
1.07%, 03/08/18	905,000	905,631
Aventura Mall Trust REMIC, 3.87%, 12/05/32 (c) (d)	1,575,000	1,655,813
Banc of America Commercial Mortgage Trust REMIC, 5.95%, 02/10/51 (d)	624,246	685,523
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (d)	500,000	550,408
5.69%, 06/11/50 (d)	1,463,000	1,599,115
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,595,000	2,635,017
Citigtoup Mortgage Loan Trust REMIC, 3.50%, 06/25/44 (a) (b) (d)	2,934,785	2,945,632
Commercial Mortgage Pass Through Certificates REMIC, 3.92%, 10/10/47	3,902,000	4,050,900
Continental Airlines Inc. Pass-Through Trust
6.25%, 10/11/21	681,175	734,817
4.00%, 10/29/24	2,212,420	2,240,076
4.15%, 10/11/25 (e)	1,963,363	2,002,631
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (c)	3,058,841	3,158,908
Dell Equipment Finance Trust
0.94%, 06/22/20 (c)	565,000	564,691
1.36%, 06/22/20 (c)	166,000	165,923
Delta Air Lines Inc. Pass-Through Trust
6.20%, 01/02/20	786	864
4.95%, 11/23/20	181,275	194,644
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	139,000	149,719
GS Mortgage Securities Trust REMIC
3.55%, 04/10/34 (c)	2,500,000	2,570,767
4.95%, 01/10/45 (c)	847,000	932,364
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.89%, 02/12/49 (d)	1,860,000	2,021,870
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	3,000,000	2,929,782
Morgan Stanley Capital I Trust REMIC, 6.11%, 06/11/49 (d)	4,621,691	5,076,267
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/12/45 (c) (d)	1,304,636	1,418,810
MVW Owner Trust, 2.15%, 04/22/30 (c)	1,121,419	1,126,556
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (c)	503,330	512,593
2.38%, 03/20/29 (c)	275,538	279,679
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	53,963	60,844

Total Non-U.S. Government Agency Asset-Backed Securities (cost $54,507,347)		55,337,563

CORPORATE BONDS AND NOTES - 59.6%
CONSUMER DISCRETIONARY - 5.9%
A&E Television Networks LLC
3.11%, 08/22/19 (b) (f)	1,000,000	1,001,862
3.63%, 08/22/22 (b) (f)	1,000,000	996,023
3.78%, 08/22/24 (b) (f)	1,000,000	991,327
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (c)	1,435,000	1,434,462
3.75%, 09/16/24 (c)	1,970,000	1,966,050
Charter Communications Term Loan, 4.25%, 08/12/21 (d)	550,000	547,998
Delphi Corp.
6.13%, 05/15/21	185,000	203,038
5.00%, 02/15/23	1,867,000	1,997,690
Dollar General Corp., 3.25%, 04/15/23 (e)	1,883,000	1,682,515
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	824,000	859,185
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (d)	1,151,370	1,129,782
GameStop Corp., 5.50%, 10/01/19 (c) (e)	867,000	856,163
General Motors Co., 6.25%, 10/02/43 (e)	1,285,000	1,503,450
GLP Capital LP
4.38%, 11/01/18 (e)	277,000	281,155
4.88%, 11/01/20	311,000	317,124
5.38%, 11/01/23	242,000	246,840
Grupo Televisa SAB, 5.00%, 05/13/45	2,099,000	2,073,581
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (d)	881,100	878,236
KB Home
4.75%, 05/15/19 (e)	2,316,000	2,252,310
7.50%, 09/15/22 (e)	409,000	437,630
Men’s Wearhouse Inc., 7.00%, 07/01/22 (c) (e)	368,000	371,680
MGM Resorts International, 6.75%, 10/01/20 (e)	2,105,000	2,241,825
NAI Entertainment Holdings, 5.00%, 08/01/18 (c)	228,000	230,280
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (g)	1,589,000	1,652,560
Netflix Inc., 5.75%, 03/01/24 (c)	1,720,000	1,771,600
Numericable Group SA
4.88%, 05/15/19 (c)	3,381,000	3,338,737
5.38%, 05/15/22 (c), EUR	1,500,000	1,957,713
6.25%, 05/15/24 (c)	1,369,000	1,365,577
NVR Inc., 3.95%, 09/15/22	4,573,000	4,626,381
Schaeffler AG Term Loan E, 3.75%, 05/12/20 (d)	1,200,000	1,188,756
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	1,296,000	1,622,108
3.50%, 05/15/22 (c), EUR	1,945,000	2,441,906
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (c)	950,000	1,021,250
SES SA
3.60%, 04/04/23 (c) (e)	652,000	657,140
5.30%, 04/04/43 (c)	464,000	491,299
Shea Homes LP, 8.63%, 05/15/19 (e)	627,000	661,485
Sirius XM Radio Inc., 6.00%, 07/15/24 (c) (e)	4,426,000	4,492,390
Taylor Morrison Communities Inc. 7.75%, 04/15/20 (c)	1,773,000	1,897,110
Tenneco Inc., 6.88%, 12/15/20 (e)	1,750,000	1,846,250
Time Warner Cable Inc.
6.75%, 06/15/39	371,000	476,631
5.88%, 11/15/40	252,000	296,507
5.50%, 09/01/41	1,291,000	1,453,253
TRW Automotive Inc.
7.25%, 03/15/17 (c)	100,000	110,000
4.50%, 03/01/21 (c)	867,000	877,837

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
4.45%, 12/01/23 (c)	825,000	833,250
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20 (d)	1,053,950	1,032,871
Wynn Las Vegas LLC, 7.75%, 08/15/20	2,900,000	3,077,625
		63,690,442
CONSUMER STAPLES - 1.6%
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (h)	100,000	124,213
ConAgra Foods Inc., 4.65%, 01/25/43	1,183,000	1,142,434
Constellation Brands Inc., 4.25%, 05/01/23	208,000	203,060
JBS Investments GmbH, 7.25%, 04/03/24 (c) (e)	1,445,000	1,473,900
Lorillard Tobacco Co., 7.00%, 08/04/41 (e)	812,000	998,382
Mars Inc.
2.19%, 10/11/17 (b) (f)	2,850,000	2,858,424
3.74%, 10/11/27 (b) (f)	1,200,000	1,195,348
SABMiller Holdings Inc., 3.75%, 01/15/22 (c)	1,602,000	1,633,261
Sysco Corp., 4.35%, 10/02/34	3,955,000	4,012,494
Tyson Foods Inc.
3.95%, 08/15/24	929,000	930,892
4.88%, 08/15/34	1,010,000	1,039,498
5.15%, 08/15/44 (e)	549,000	568,102
WhiteWave Foods Co., 5.38%, 10/01/22	673,000	679,730
		16,859,738
ENERGY - 7.3%
Access Midstream Partners LP
4.88%, 05/15/23	1,377,000	1,413,146
4.88%, 03/15/24	1,041,000	1,065,724
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	1,700,000	1,241,000
6.25%, 06/01/21 (e)	1,397,000	812,006
Arch Coal Inc.
8.00%, 01/15/19 (c) (e)	887,000	760,603
9.88%, 06/15/19	2,064,000	1,197,120
BP Capital Markets Plc, 2.75%, 05/10/23 (e)	2,796,000	2,641,493
California Resources Corp.
5.00%, 01/15/20 (c)	2,500,000	2,537,500
5.50%, 09/15/21 (c)	1,804,000	1,831,060
6.00%, 11/15/24 (c)	1,818,000	1,867,995
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (c)	2,325,000	2,208,750
Chesapeake Energy Corp., 3.48%, 04/15/19 (d)	4,617,000	4,617,000
Chesapeake Midstream Partners LP, 5.88%, 04/15/21	957,000	1,009,635
Concho Resources Inc., 5.50%, 04/01/23	2,164,000	2,250,560
Continental Resources Inc., 4.50%, 04/15/23	876,000	907,638
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,184,000	2,156,700
Diamond Offshore Drilling Inc., 4.88%, 11/01/43 (e)	700,000	648,863
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (c) (e)	959,000	901,460
Ensco Plc, 5.75%, 10/01/44	1,852,000	1,877,472
EP Energy LLC, 6.88%, 05/01/19	1,000,000	1,042,500
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (d)	1,588,999	1,563,178
Jupiter Resources Inc., 8.50%, 10/01/22 (c) (e)	3,000,000	2,662,500
Linden Term Loan B, 3.75%, 12/01/20 (d)	551,173	548,247
Linn Energy LLC, 6.50%, 09/15/21 (e)	2,759,000	2,690,025
Memorial Production Partners LP, 6.88%, 08/01/22 (c)	2,317,000	2,212,735
Penn Virginia Corp., 8.50%, 05/01/20 (e)	850,000	892,500
Petrobras Global Finance BV
2.00%, 05/20/16 (e)	4,150,000	4,149,792
4.38%, 05/20/23	2,381,000	2,231,068
Petroleos Mexicanos, 2.29%, 02/15/24	3,097,950	3,086,302
Plains Exploration & Production Co.
6.63%, 05/01/21 (e)	6,520,000	7,139,400
6.75%, 02/01/22	2,099,000	2,324,643
Regency Energy Partners LP
5.88%, 03/01/22	2,278,000	2,374,815
5.00%, 10/01/22	1,080,000	1,066,500
Schlumberger Investment SA, 3.65%, 12/01/23	3,700,000	3,829,948
Seadrill Ltd., 6.13%, 09/15/17 (c) (i)	3,726,000	3,712,028
Transocean Inc.
2.50%, 10/15/17 (h)	1,000,000	999,963
6.38%, 12/15/21 (e) (h)	1,824,000	1,940,577
3.80%, 10/15/22 (h)	505,000	463,598
Ultra Petroleum Corp., 6.13%, 10/01/24 (c) (e)	2,451,000	2,340,705
		79,216,749
FINANCIALS - 28.8%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	3,354,000	3,400,319
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (c)	152,000	148,390
4.50%, 05/15/21 (c)	288,000	279,360
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	1,696,000	2,251,011
American International Group Inc., 8.25%, 08/15/18	2,400,000	2,931,982
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (g)	5,912,000	5,875,050
3.30%, 01/11/23	8,025,000	7,828,973
4.10%, 07/24/23	1,419,000	1,449,039
4.00%, 04/01/24 (e)	803,000	811,599
4.20%, 08/26/24	5,000,000	4,950,255
Bank of America NA, 6.10%, 06/15/17	4,400,000	4,899,871
Barclays Bank Plc
8.25%, (callable at 100 beginning 12/15/18) (g)	5,300,000	5,439,125
7.63%, 11/21/22	1,279,000	1,374,445
7.75%, 04/10/23 (d)	1,009,000	1,092,243
3.75%, 05/15/24	7,200,000	7,157,138
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,089,476
Capital One Bank USA NA, 2.40%, 09/05/19	7,568,000	7,490,481
Capital One NA, 2.95%, 07/23/21	2,005,000	1,972,156
CDP Financial Inc., 3.15%, 07/24/24 (c)	3,000,000	2,975,094
Chubb Corp., 6.38%, 03/29/67 (d)	100,000	109,625
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (g)	2,150,000	2,149,329
5.90% (callable at 100 beginning 02/15/23) (g)	1,375,000	1,337,188
4.05%, 07/30/22	2,025,000	2,051,481
5.30%, 05/06/44 (e)	3,000,000	3,117,171
Commonwealth Bank of Australia, 2.30%, 09/06/19	3,315,000	3,293,108
Compass Bank, 2.75%, 09/29/19	3,850,000	3,846,966
Credit Agricole SA, 6.63%, (callable at 100 beginning 09/23/19) (c) (g)	2,400,000	2,288,462
Credit Suisse
2.30%, 05/28/19	3,421,000	3,386,174
3.63%, 09/09/24	4,728,000	4,666,077
Credit Suisse AG, 6.50%, 08/08/23 (c)	8,211,000	8,929,873
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (e) (g)	4,748,000	4,985,400
Duke Realty LP, 8.25%, 08/15/19	100,000	123,946
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (g)	2,222,000	2,094,235
Fifth Third Bank, 2.38%, 04/25/19	6,000,000	6,009,678
First Republic Bank, 2.38%, 06/17/19	2,000,000	1,997,200

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	6,695,000	7,009,364
Ford Motor Credit Co. LLC
5.00%, 05/15/18	6,898,000	7,534,858
2.38%, 03/12/19	2,500,000	2,475,185
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (g)	5,244,000	5,650,410
7.13% (callable at 100 beginning 06/15/22) (g)	4,425,000	5,121,937
3.10%, 01/09/23	3,900,000	3,860,793
General Motors Financial Co. Inc., 4.38%, 09/25/21 (e)	2,819,000	2,882,428
GFI Group Inc, 10.38%, 07/19/18 (h)	2,250,000	2,666,250
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (g)	6,892,000	6,991,934
2.38%, 01/22/18	8,108,000	8,185,667
4.00%, 03/03/24	4,564,000	4,598,066
3.85%, 07/08/24	1,895,000	1,885,123
6.75%, 10/01/37	1,500,000	1,783,941
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (d)	496,250	491,496
Hospitality Properties Trust, 4.50%, 03/15/25	3,338,000	3,290,263
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (g)	3,037,000	3,015,741
6.38% (callable at 100 beginning 09/17/24) (g)	3,431,000	3,426,711
4.25%, 03/14/24 (e)	3,450,000	3,499,811
5.25%, 03/14/44	525,000	557,369
Icahn Enterprises LP
3.50%, 03/15/17 (e)	1,500,000	1,485,000
4.88%, 03/15/19	2,518,000	2,492,820
6.00%, 08/01/20	1,363,000	1,400,483
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,015,000
8.63%, 01/15/22	750,000	915,000
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	7,200,000	6,995,887
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,755,332
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (g)	2,500,000	2,433,750
7.90% (callable at 100 beginning 04/30/18) (g)	1,774,000	1,925,677
3.20%, 01/25/23	4,109,000	4,012,171
3.63%, 05/13/24	3,000,000	2,995,287
Legg Mason Inc., 2.70%, 07/15/19	1,883,000	1,888,999
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c) (e)	2,800,000	2,784,835
Lloyds Bank PLC, 2.35%, 09/05/19 (e)	5,000,000	4,962,445
Mizuho Bank Ltd.
1.70%, 09/25/17 (c) (e)	3,000,000	2,997,300
2.45%, 04/16/19 (c)	3,286,000	3,279,408
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	4,000,000	4,160,860
Morgan Stanley
2.38%, 07/23/19	8,596,000	8,458,146
4.88%, 11/01/22	4,381,000	4,626,472
4.10%, 05/22/23	5,008,000	4,995,470
3.88%, 04/29/24	3,446,000	3,443,415
4.35%, 09/08/26	2,138,000	2,101,962
Murray Street Investment Trust I, 4.65%, 03/09/17 (i)	4,250,000	4,549,310
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	3,146,000	3,110,608
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (g)	581,000	550,498
Prologis International Funding II, 4.88%, 02/15/20 (c)	2,222,000	2,378,389
Prudential Financial Inc., 5.88%, 09/15/42 (d)	1,502,000	1,592,120
Reliance Standard Life Global Funding II, 2.50%, 04/24/19 (c)	2,650,000	2,651,465
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	1,317,000	1,394,288
6.10%, 06/10/23	3,370,000	3,559,232
6.00%, 12/19/23	1,740,000	1,824,578
5.13%, 05/28/24	3,384,000	3,325,890
Santander UK Plc, 5.00%, 11/07/23 (c)	1,152,000	1,209,023
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (g)	1,121,000	1,026,724
Stena AB, 7.00%, 02/01/24 (c) (e)	1,332,000	1,385,280
Union Bank NA, 2.25%, 05/06/19	4,300,000	4,267,823
USAA Capital Corp., 2.13%, 06/03/19 (c)	4,100,000	4,094,149
Vesey Street Investment Trust I, 4.40%, 09/01/16 (i)	588,000	623,082
WEA Finance LLC, 2.70%, 09/17/19 (c)	7,000,000	7,018,165
Wells Fargo & Co., 4.10%, 06/03/26	7,929,000	7,903,754
		312,319,364
HEALTH CARE - 1.9%
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (c)	661,000	659,348
6.88%, 02/01/22 (c)	449,000	468,083
Forest Laboratories Inc., 5.00%, 12/15/21 (c)	1,268,000	1,355,643
Gilead Sciences Inc., 4.80%, 04/01/44	1,648,000	1,740,280
HCA Inc., 3.75%, 03/15/19	3,119,000	3,048,823
Howard Hughes Medical Institute, 3.50%, 09/01/23	2,046,000	2,108,585
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	560,026
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,117,366
4.13%, 07/01/52	587,000	567,431
Merck & Co. Inc., 4.15%, 05/18/43	1,520,000	1,503,810
Novartis Capital Corp., 2.40%, 09/21/22 (e)	1,027,000	992,540
Pfizer Inc., 4.30%, 06/15/43	1,700,000	1,712,753
Roche Holdings Inc., 3.35%, 09/30/24 (c)	2,798,000	2,804,032
Tenet Healthcare Corp., 6.00%, 10/01/20	599,000	633,443
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (c) (e)	965,000	961,381
Zoetis Inc., 4.70%, 02/01/43	684,000	687,757
		20,921,301
INDUSTRIALS - 3.1%
AECOM Technology Corp.
5.75%, 10/15/22 (c)	1,177,000	1,188,770
5.88%, 10/15/24 (c)	1,203,000	1,221,045
Aircastle Ltd., 4.63%, 12/15/18	1,908,000	1,908,000
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c) (e)	1,700,000	1,632,000
Bombardier Inc.
4.75%, 04/15/19 (c) (e)	5,607,000	5,592,982
6.13%, 01/15/23 (c) (e)	1,056,000	1,057,320
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,583,000	1,618,618
General Electric Co.
3.50%, 10/02/18	5,100,000	5,182,875
2.70%, 10/09/22	2,825,000	2,745,488
International Lease Finance Corp.
2.18%, 06/15/16 (d)	1,750,000	1,732,500
6.75%, 09/01/16 (c)	1,100,000	1,185,250
7.13%, 09/01/18 (c)	1,000,000	1,125,000
4.63%, 04/15/21 (e)	2,237,000	2,220,222

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Meritor Inc.
6.75%, 06/15/21 (e)	2,057,000	2,139,280
6.25%, 02/15/24 (e)	952,000	961,520
United Continental Holdings Inc., 6.00%, 07/15/28 (e)	1,789,000	1,645,880
		33,156,750
INFORMATION TECHNOLOGY - 1.2%
Oracle Corp., 4.30%, 07/08/34	5,000,000	5,039,495
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (b) (f)	2,485,000	2,446,602
3.18%, 11/15/22 (b) (f)	2,485,000	2,429,388
ViaSat Inc., 6.88%, 06/15/20	3,092,000	3,277,520
		13,193,005
MATERIALS - 3.8%
Alcoa Inc., 5.13%, 10/01/24 (e)	1,684,000	1,686,661
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (d)	982,477	898,043
Ardagh Packaging Finance Plc, 3.23%, 12/15/19 (c) (d)	3,350,000	3,241,125
Barrick Gold Corp.
3.85%, 04/01/22	399,000	384,274
4.10%, 05/01/23 (e)	1,800,000	1,730,056
Cemex Finance LLC
9.38%, 10/12/22 (c)	855,000	964,013
6.00%, 04/01/24 (c) (e)	1,171,000	1,167,721
Cemex SAB de CV, 6.50%, 12/10/19 (c)	3,290,000	3,396,925
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (c) (e)	1,450,000	1,498,937
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (d)	1,866,893	1,825,765
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (e)	3,450,000	3,423,801
5.45%, 03/15/43	2,150,000	2,192,202
International Paper Co.
3.65%, 06/15/24 (e)	1,275,000	1,237,437
4.80%, 06/15/44	637,000	616,950
LYB International Finance BV, 4.00%, 07/15/23	1,020,000	1,055,566
Monsanto Co.
3.38%, 07/15/24	493,000	490,570
4.70%, 07/15/64	3,253,000	3,231,517
Rain CII Carbon LLC, 8.25%, 01/15/21 (c) (e)	3,508,000	3,648,320
Samarco Mineracao SA
4.13%, 11/01/22 (c)	1,680,000	1,564,416
5.38%, 09/26/24 (c)	3,432,000	3,389,786
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (c)	2,470,000	2,519,400
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (c) (i)	1,500,000	1,503,606
		41,667,091
TELECOMMUNICATION SERVICES - 2.8%
Altice Financing SA, 7.88%, 12/15/19 (c)	324,000	345,465
Crown Castle Towers LLC, 4.88%, 08/15/20 (c)	1,450,000	1,598,548
Frontier Communications Corp.
6.25%, 09/15/21 (e)	400,000	397,250
6.88%, 01/15/25 (e)	511,000	504,613
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	3,417,000	3,340,117
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	1,524,000	1,610,118
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	100,000	101,586
Verizon Communications Inc.
5.15%, 09/15/23	4,925,000	5,447,326
6.40%, 09/15/33	3,106,000	3,779,353
6.55%, 09/15/43	6,008,000	7,506,347
5.01%, 08/21/54 (a) (b)	4,473,000	4,494,233
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (d)	985,000	972,195
		30,097,151
UTILITIES - 3.2%
AES Corp., 3.23%, 06/01/19 (d)	2,660,000	2,620,100
Atlantic City Electric Co., 3.38%, 09/01/24	3,386,000	3,349,546
Colbun SA, 4.50%, 07/10/24 (c)	1,188,000	1,179,256
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (e) (g)	7,570,000	7,693,013
Enel SpA, 8.75%, 09/24/73 (c) (d) (e)	1,872,000	2,169,274
FirstEnergy Corp.
4.25%, 03/15/23 (h)	883,000	877,153
7.38%, 11/15/31	1,575,000	1,861,943
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	1,680,000	1,700,968
Oglethorpe Power Corp., 4.55%, 06/01/44	2,344,000	2,344,211
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,638,181
4.10%, 06/01/22	1,679,000	1,794,530
PPL WEM Holdings Plc, 3.90%, 05/01/16 (c)	200,000	208,141
Puget Energy Inc., 6.00%, 09/01/21	1,650,000	1,918,930
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	3,350,000	3,316,500
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (d)	1,269,802	1,275,364
		34,947,110

Total Corporate Bonds and Notes (cost $642,683,638)		646,068,701

GOVERNMENT AND AGENCY OBLIGATIONS - 29.9%
GOVERNMENT SECURITIES - 11.8%
Municipals - 0.1%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,485,441
U.S. Treasury Securities - 11.7%
U.S. Treasury Bond
3.75%, 08/15/41	5,348,000	5,937,949
3.13%, 11/15/41	10,120,000	10,037,775
U.S. Treasury Note
1.63%, 03/31/19 - 04/30/19	47,032,000	46,884,905
1.50%, 05/31/19	7,868,000	7,788,093
1.63%, 06/30/19 (e)	5,822,000	5,792,890
2.00%, 11/15/21 - 02/15/22	13,292,000	13,059,733
1.75%, 05/15/22	1,835,000	1,764,611
2.75%, 02/15/24 (j)	29,579,000	30,283,808
2.50%, 05/15/24 (e)	4,850,000	4,854,549
		126,404,313
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.1%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/29 - 03/01/43	7,271,185	7,316,116
6.00%, 07/01/37 - 09/01/37	262,469	295,896
5.00%, 02/01/38 - 08/01/40	2,500,555	2,764,067
5.50%, 03/01/39 - 07/01/39	735,386	817,906
4.50%, 09/01/40 - 03/01/42	7,815,565	8,437,857
3.50%, 04/01/42, TBA (j)	1,127,301	1,153,024
3.50%, 05/01/42, TBA (j)	3,495,510	3,575,271
3.50%, 06/01/42	1,249,822	1,278,330
4.00%, 03/01/43	2,206,279	2,331,878
4.00%, 11/15/44, TBA (j)	3,324,000	3,488,772
		31,459,117
Federal National Mortgage Association - 10.8%
Federal National Mortgage Association
3.00%, 11/15/25, TBA (j)	3,700,000	3,802,875

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
4.00%, 04/01/26 - 09/01/40	20,788,091	21,972,990
3.00%, 06/01/27 - 05/01/43	29,913,941	29,916,021
2.50%, 01/01/28 - 08/01/29	9,394,459	9,469,801
3.50%, 12/01/28 - 08/01/44	16,204,878	16,676,608
5.50%, 12/01/33 - 09/01/39	4,489,164	5,023,354
5.00%, 06/01/35	3,449,389	3,816,052
6.00%, 08/01/37 - 01/01/38	439,706	496,522
4.50%, 08/01/40 - 09/01/43	7,422,058	8,031,471
4.50%, 08/01/40, TBA (j)	8,340,727	9,019,575
3.00%, 10/15/44, TBA (j)	2,500,000	2,464,453
3.50%, 11/15/44, TBA (j)	317,000	323,092
4.50%, 11/15/44, TBA (j)	1,734,000	1,866,184
4.00%, 12/15/44, TBA (j)	4,471,000	4,684,420
		117,563,418
Government National Mortgage Association - 4.4%
Government National Mortgage Association
4.50%, 03/15/40 - 06/15/40	4,366,474	4,749,527
5.00%, 08/20/41	1,823,972	2,028,057
3.50%, 08/20/42 - 06/20/43	14,000,548	14,500,530
2.50%, 05/20/43 (d)	2,528,334	2,582,411
3.00%, 05/20/43	1,754,678	1,769,660
4.00%, 05/20/44	4,120,433	4,376,145
4.00%, 11/15/44, TBA (j)	6,442,000	6,811,409
Government National Mortgage Association
4.50%, 08/20/43	4,679,259	5,082,919
4.00%, 05/20/44	4,946,331	5,285,456
		47,186,114

Total Government and Agency Obligations (cost $323,169,425)		324,098,403

PREFERRED STOCKS - 0.8%
ENERGY - 0.1%
NuStar Logistics LP, 7.63%, 01/15/43 (e)	48,000	1,249,920
FINANCIALS - 0.7%
Allstate Corp., 5.10%, 01/15/53	49,000	1,200,010
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e) (g)	76,000	1,805,000
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (g)	70,000	1,911,700
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (g)	35,000	897,750
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (g)	44,500	1,201,055
		7,015,515

Total Preferred Stocks (cost $8,186,700)		8,265,435

SHORT TERM INVESTMENTS - 13.6%
Investment Company - 7.6%
JNL Money Market Fund, 0.01% (k) (l)	82,258,519	82,258,519

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.20% (k) (l)	65,331,627	65,331,627

Total Short Term Investments (cost $147,590,146)		147,590,146

Total Investments - 109.0% (cost $1,176,137,283)		1,181,360,248
Other Assets and Liabilities, Net - (9.0%)		(97,982,377)
Total Net Assets - 100.0%		$1,083,377,871

(a)         Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.

(b)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(c)          The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of September 30, 2014, the aggregate value of these liquid securities was $211,285,385 which represented 19.5% of net assets.

(d)         Variable rate security. Rate stated was in effect as of September 30, 2014.

(e)          All or a portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(g)          Perpetual security.

(h)         The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)             Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2014.

(j)            All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2014, the total payable of investments purchased on a delayed delivery basis was $66,934,659.

(k)         Investment in affiliate.

(l)             Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

JNL Money Market Fund

CORPORATE BONDS AND NOTES - 13.1%
FINANCIALS - 11.3%
Abbey National Treasury Service Plc, 3.88%, 11/10/14 (a)	$5,940,000	$5,963,149
American Honda Finance Corp.
0.23%, 12/05/14 (b)	14,500,000	14,500,396
0.23%, 06/04/15 (b)	28,000,000	28,000,000
BNP Paribas SA, 2.98%, 12/20/14 (b)	18,000,000	18,103,382
BPCE SA, 0.47%, 05/27/15 (b)	30,000,000	30,000,000
General Electric Capital Corp., 1.63%, 07/02/15	15,000,000	15,146,641
HSBC USA Inc., 2.38%, 02/13/15	3,616,000	3,643,010
KFW, 0.23%, 11/28/14 (b)	14,750,000	14,751,900
MetLife Institutional Funding II, 1.63%, 04/02/15 (a)	6,000,000	6,038,764
National Rural Utilities Cooperative Finance Corp., 0.28%, 05/01/15 (b)	25,000,000	25,000,000
Royal Bank of Canada
1.45%, 10/30/14	4,413,000	4,417,167
0.46%, 01/06/15 (b)	22,060,000	22,075,351
Toronto-Dominion Bank, 0.42%, 05/01/15 (b)	42,500,000	42,548,720
Toyota Motor Credit Corp., 0.23%, 01/14/15 (b)	31,000,000	31,000,000
		261,188,480
HEALTH CARE - 0.4%
Genzyme Corp., 3.63%, 06/15/15	8,225,000	8,414,292
INFORMATION TECHNOLOGY - 1.4%
Cisco Systems Inc., 2.90%, 11/17/14	7,352,000	7,376,320
International Business Machines Corp.
0.88%, 10/31/14	10,000,000	10,004,980
0.75%, 05/11/15	16,425,000	16,479,855
		33,861,155

Total Corporate Bonds and Notes (cost $303,463,927)		303,463,927

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 15.9%
GOVERNMENT SECURITIES - 15.2%
Federal Farm Credit Bank - 1.3% (c)
Federal Farm Credit Bank, 0.18%, 03/12/15	30,000,000	29,999,824
Federal Home Loan Bank - 8.6% (c)
Federal Home Loan Bank
0.13%, 10/02/14 - 08/14/15	61,005,000	60,995,994
0.25%, 02/20/15	23,000,000	23,006,442
0.14%, 03/02/15	41,500,000	41,503,207
0.15%, 03/12/15	6,495,000	6,494,572
0.16%, 03/12/15	38,100,000	38,104,813
0.12%, 04/14/15	15,000,000	14,998,639
0.17%, 06/30/15	17,250,000	17,251,725
0.17%, 07/22/15	12,500,000	12,499,285
		214,854,677
Federal Home Loan Mortgage Corp. - 1.1% (c)
Federal Home Loan Mortgage Corp., 0.75%, 11/25/14	24,779,000	24,800,926
Sovereign - 3.8%
Export Development Canada, 0.12%, 01/12/15 (a) (b)	15,000,000	14,999,574
Federal Farm Credit Bank, 0.35%, 07/30/15	3,710,000	3,715,457
KFW, 0.13%, 10/30/14 (b)	52,400,000	52,399,145
Province of Ontario, Canada, 0.95%, 05/26/15	17,000,000	17,078,626
		88,192,802
U.S. Treasury Securities - 0.4%
U.S. Treasury Note, 0.06%, 01/31/16 (b)	10,000,000	9,996,756

Total Government and Agency Obligations (cost $367,844,985)		367,844,985

SHORT TERM INVESTMENTS - 56.1%
Certificates of Deposit - 27.0%
Abbey National Treasury Services Plc, 0.37%, 09/04/15 (b)	23,400,000	23,400,000
Bank of Montreal
0.18%, 12/18/14 (b)	28,500,000	28,500,000
0.17%, 12/19/14	20,000,000	20,000,000
0.23%, 01/08/15 (b)	12,000,000	12,000,000
Bank of Nova Scotia
0.22%, 10/21/14 (b)	22,000,000	22,000,000
0.22%, 03/20/15 (b)	34,500,000	34,500,000
Barclays Bank Plc
0.35%, 12/23/14 (b)	22,400,000	22,400,000
0.29%, 03/19/15 (b)	24,000,000	24,000,000
BNP Paribas, 0.42%, 12/03/14 (b)	20,000,000	20,000,000
Canadian Imperial Bank of Commerce, 0.21%, 06/29/15 (b)	40,000,000	40,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.23%, 02/23/15 (b)	29,000,000	29,000,000
0.27%, 09/18/15 (b)	22,500,000	22,500,000
Credit Suisse
0.43%, 11/14/14 (b)	15,000,000	15,000,000
0.45%, 03/27/15 (b)	30,600,000	30,600,000
0.49%, 05/08/15 (b)	26,300,000	26,300,000
Deutsche Bank AG, 0.38%, 01/30/15 (b)	39,750,000	39,750,000
Nordea Bank Finland Plc, 0.19%, 01/12/15	32,500,000	32,500,000
Societe Generale
0.40%, 10/01/14	12,000,000	12,000,000
0.24%, 01/09/15 (b)	25,000,000	25,000,000
Standard Chartered Bank
0.28%, 01/23/15 (b)	24,000,000	24,000,000
0.32%, 04/10/15 (b)	34,000,000	34,000,000
0.29%, 06/11/15 (b)	12,000,000	12,000,000
Svenska Handelsbanken AB, 0.19%, 01/16/15	28,000,000	28,000,000
UBS AG
0.29%, 01/20/15 (b)	22,500,000	22,500,000
0.25%, 03/04/15	23,400,000	23,400,000
		623,350,000
Commercial Paper - 18.7%
Abbey National North America LLC, 0.15%, 11/17/14	23,000,000	22,995,496
BPCE SA, 0.24%, 11/04/14 (a)	25,650,000	25,644,186
Coca-Cola Co.
0.12%, 11/07/14 (a)	27,500,000	27,496,608
0.16%, 12/03/14 (a)	33,750,000	33,740,550
DNB ASA, 0.21%, 01/12/15 (a)	27,000,000	26,984,164
DNB Bank ASA, 0.22%, 12/16/14 (a)	23,000,000	22,989,318
Fairway Finance Corp.
0.15%, 10/16/14 (a)	10,000,000	9,999,375
0.18%, 12/08/14 (a)	12,857,200	12,852,828
General Electric Capital Corp.
0.20%, 03/10/15	24,000,000	23,978,667
0.22%, 04/17/15	19,000,000	18,977,010
HSBC Bank USA
0.25%, 10/06/14	10,000,000	9,999,653
0.21%, 01/26/15	26,000,000	25,982,255
HSBC Bank USA NA, 0.22%, 11/14/14	15,000,000	14,995,875
HSBC USA Inc., 0.23%, 02/17/15	23,000,000	22,979,575
JPMorgan Chase & Co., 0.25%, 02/12/15 (a)	23,000,000	22,978,597
MetLife Short Term Funding LLC, 0.13%, 10/15/14 (a)	26,000,000	25,998,685
Svenska Handelsbanken AB, 0.17%, 10/14/14 (a)	23,000,000	22,998,588
Toronto Dominion Holdings (USA), Inc., 0.20%, 01/16/15	30,000,000	29,982,167
Toyota Motor Credit Corp., 0.15%, 11/25/14	32,000,000	31,992,667
		433,566,264
Repurchase Agreements - 10.4%
Repurchase Agreement with BCL, 0.01% (Collateralized by $13,946,200 U.S. Treasury Bond, 3.13%, due 02/15/43, value $13,872,093) acquired on 09/30/14, due 10/01/14 at $13,600,004	13,600,000	13,600,000
Repurchase Agreement with BOA, 0.00% (Collateralized by $28,855,318 Government National Mortgage Association, 1.63-4.00%, due 05/20/26-08/20/44, value $30,294,000) acquired on 09/30/14, due 10/01/14 at $29,700,000	29,700,000	29,700,000
Repurchase Agreement with CSI, 0.00% (Collateralized by $5,805,000 U.S. Treasury Note, 0.25%, due 05/31/15, value $5,817,559) acquired on 09/30/14, due 10/01/14 at $5,700,000	5,700,000	5,700,000
Repurchase Agreement with DUB, 0.01% (Collateralized by $19,339,400 U.S. Treasury Note, 2.00%, due 04/30/16, value $19,992,012) acquired on 09/30/14, due 10/01/14 at $19,600,005	19,600,000	19,600,000
Repurchase Agreement with GSC, 0.01% (Collateralized by $64,644,831 Federal National Mortgage Association, 2.91-3.65%, due 01/01/41-02/01/44, value $68,340,000) acquired on 09/30/14, due 10/01/14 at $67,000,019	67,000,000	67,000,000
Repurchase Agreement with GSC, 0.03% (Collateralized by $28,195,966 Government National Mortgage Association, 3.50-7.00%, due 05/20/34-05/15/44, value $30,600,000) acquired on 09/30/14, due 10/07/14 at $30,000,175	30,000,000	30,000,000

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Repurchase Agreement with GSC, 0.04% (Collateralized by $27,800,325 Government National Mortgage Association, 4.00-5.50%, due 05/15/38-11/20/43, value $30,600,000) acquired on 09/24/14, due 10/01/14 at $30,000,238	30,000,000	30,000,000
Repurchase Agreement with HSB, 0.00% (Collateralized by $22,179,139 Federal National Mortgage Association, 3.00-4.50%, due 02/01/29-07/01/44, value $23,118,024) acquired on 09/30/14, due 10/01/14 at $23,100,000	23,100,000	23,100,000
Repurchase Agreement with RBS, 0.01% (Collateralized by $8,400,000 U.S. Treasury Note, 1.88%, due 09/30/17, value $8,590,932 and $13,152,500 U.S. Treasury Bond, 2.88%, due 05/15/43, value $12,527,773) acquired on 09/30/14, due 10/01/14 at $20,700,003	20,700,000	20,700,000
Repurchase Agreement with TDS, 0.00% (Collateralized by $1,581,856 Federal Home Loan Mortgage Corp., 5.50%, due 03/01/37, value $1,734,000) acquired on 09/30/14, due 10/01/14 at $1,700,000	1,700,000	1,700,000
		241,100,000

Total Short Term Investments (cost $1,298,016,264)		1,298,016,264

Total Investments - 85.1% (cost $1,969,325,176)		1,969,325,176
Other Assets and Liabilities, Net - 14.9%		344,111,956
Total Net Assets - 100.0%		$2,313,437,132

(a)         The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $258,684,387 which represented 11.1% of net assets.

(b)         Variable rate security. Rate stated was in effect as of September 30, 2014.

(c)          Securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2014

Abbreviations:

ABS - Asset -Backed Security
EUR - European Currency Unit (Euro)
GO - General Obligation
REMIC - Real Estate Mortgage Investment Conduit
TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BOA — Bancamerica Securities/Bank of America NA
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities, Inc.
RBS - Royal Bank Of Scotland
TDS — TD Securities Inc.

†     Par amounts are listed in United States Dollars unless otherwise noted.

Restricted Securities - The Funds invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of September 30, 2014, the following Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Total Return Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$3,094,470	$3,187,304	0.3%
Citigtoup Mortgage Loan Trust REMIC, 3.50%, 06/25/44	06/24/2014	2,946,648	2,945,632	0.3
Verizon Communications Inc., 5.01%, 08/21/54	08/25/2014	3,517,439	4,494,233	0.4
		$9,558,557	$10,627,169	1.0%

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	December 2014	124	$(6,011)
U.S. Treasury Note Future, 5-Year	December 2014	(472)	164,746
			$158,735
JNL/PPM America Total Return Fund
Euro FX Currency Future	December 2014	(38)	$132,949
U.S. Treasury Long Bond Future	December 2014	(36)	(16,455)
U.S. Treasury Note Future, 10-Year	December 2014	(1,047)	660,509
U.S. Treasury Note Future, 2-Year	December 2014	(29)	(2,242)
U.S. Treasury Note Future, 5-Year	December 2014	(368)	(1,551)
Ultra Long Term U.S. Treasury Bond Future	December 2014	6	19,679
			$792,889

Security Valuation - Under the JNL Investors Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2014

evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, centrally cleared swap agreements or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2014

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$164,512,156	$—	$164,512,156
Corporate Bonds and Notes	—	251,935,578	2,497,660	254,433,238
Government and Agency Obligations	—	53,026,681	—	53,026,681
Short Term Investments	31,696,904	—	—	31,696,904
Fund Total	$31,696,904	$469,474,415	$2,497,660	$503,668,979

JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$55,337,563	$—	$55,337,563
Corporate Bonds and Notes	—	634,149,727	11,918,974	646,068,701
Government and Agency Obligations	—	324,098,403	—	324,098,403
Preferred Stocks	8,265,435	—	—	8,265,435
Short Term Investments	147,590,146	—	—	147,590,146
Fund Total	$155,855,581	$1,013,585,693	$11,918,974	$1,181,360,248

JNL Money Market Fund
Corporate Bonds and Notes	$—	$303,463,927	$—	$303,463,927
Government and Agency Obligations	—	367,844,985	—	367,844,985
Short Term Investments	—	1,298,016,264	—	1,298,016,264
Fund Total	$—	$1,969,325,176	$—	$1,969,325,176

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$164,746	$—	$—	$164,746
Fund Total	$164,746	$—	$—	$164,746

JNL/PPM America Total Return Fund
Open Futures Contracts	$813,137	$—	$—	$813,137
Fund Total	$813,137	$—	$—	$813,137

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(6,011)	$—	$—	$(6,011)
Fund Total	$(6,011)	$—	$—	$(6,011)

JNL/PPM America Total Return Fund
Open Futures Contracts	$(20,248)	$—	$—	$(20,248)
Fund Total	$(20,248)	$—	$—	$(20,248)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2014.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loan, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” of “Custodian”) serves as securities lending agent to the Funds.  The cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2014

Investments in Affiliates — During the period ended September 30, 2014, the JNL/PPM America Total Return Fund participated in securities lending and received cash collateral, which was invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  During the period ended September 30, 2014, JNL/PPM America Total Return Fund and JNL/PPM America Low Duration Bond Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

The following table details cash management investments in affiliates held at September 30, 2014.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$10,913,042	$10,072,596	$492
JNL/PPM America Total Return Fund	30,643,344	82,258,519	2,233

Income Tax Matters - As of September 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Low Duration Bond Fund	$504,565,796	$635,922	$(1,532,739)	$(896,817)
JNL/PPM America Total Return Fund	1,176,257,644	14,989,936	(9,887,332)	5,102,604
JNL Money Market Fund	1,969,325,175	—	—	—

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	December 1, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.